Loans and advances to customers - Schedule of impairment loss and allowance for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (193,716)	€ (163,853)
Impairment at end of year	(243,203)	(193,716)	€ (163,853)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	226	215
Impairment at end of year	286	226	215
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,684	22,964	23,595
Impairment losses charged to income for the year	14,011	11,676	8,762
Impairment losses charged to profit or loss	21,413	19,879	18,240
Impairment losses reversed with a credit to profit or loss	(7,402)	(8,203)	(9,478)
Change of perimeter	(48)	0	0
Write-off of impaired balances against recorded impairment allowance	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(12)	279	(304)
Impairment at end of year	22,788	22,684	22,964
Accumulated impairment | Individually calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	2,493	2,496
Impairment at end of year	2,951	2,493	2,496
Accumulated impairment | Collective calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	20,191	20,468
Impairment at end of year	19,837	20,191	20,468
Accumulated impairment | Financial instruments credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,931	13,550
Impairment at end of year	14,238	13,931	13,550
Accumulated impairment | Financial instruments not credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,753	9,414
Impairment at end of year	€ 8,550	€ 8,753	€ 9,414